Initial Public Offering (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 02, 2021	May 25, 2021	Mar. 31, 2023	Dec. 31, 2022	May 16, 2022
Initial Public Offering
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering			2,250,000	2,250,000
Share price (in dollars per unit)			$ 10.00	$ 10.00
Deferred underwriting fee waived					$ 3,900,000
Initial Public Offering
Initial Public Offering
Number of units sold in Initial Public Offering (in shares)		15,000,000
Number of shares in a unit		1		1
Number of shares issuable per warrant		1		1
Proceeds from issuance initial public offering		$ 150,000,000.0
Share price (in dollars per unit)		$ 10.00	$ 10.00	$ 10.00
Offering costs		$ 8,800,000
Deferred underwriting commissions		$ 5,300,000
Initial Public Offering | Public Warrants [Member]
Initial Public Offering
Number of warrants in a unit		0.20		0.20
Exercise price of warrants		$ 11.50		$ 11.50
Over-allotment option
Initial Public Offering
Number of units sold in Initial Public Offering (in shares)	2,161,500
Maximum number additional Units granted for underwriter to purchase at Initial Public Offering		2,250,000
Proceeds from issuance initial public offering	$ 21,600,000
Offering costs	1,200,000
Deferred underwriting fess	$ 757,000